Leases - Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2025 USD ($)
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	RM 2,095,604		RM 2,493,310	$ 516,668
Total minimum lease payments	2,495,224		3,124,359	615,194
Less: total future interest expenses	(399,620)	$ (98,526)	(631,049)
Present value of lease liabilities	2,095,604		2,493,310	516,668
Within 1 Year [Member]
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	501,018		397,705	123,525
Total minimum lease payments	689,248		629,136	169,933
More than 1 year but within 2 years [Member]
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	600,053		501,018	147,942
Total minimum lease payments	732,504		689,248	180,598
More than 2 years but within 5 years [Member]
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	994,533		1,594,587	245,201
Total minimum lease payments	RM 1,073,472		RM 1,805,975	$ 264,663